CONVERTIBLE DEBT AND NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE DEBT AND NOTES PAYABLE
9.	NOTES PAYABLE

On February 18, 2021 and January 5, 2021, the Company entered into financing agreement to finance the purchase of trucks that the Company utilizes for research and development. The financing agreements consisted of a loan of $0.1 million and $0.1 million at an interest rate equal to 6.99% and 7.50% per annum, with a maturity date of April 1, 2026 and January 19, 2027, respectively. The Company makes equal monthly installment payments over the term of each financing arrangement which are allocated between interest and principal.

On February 19, 2018, January 28, 2019, and May 23, 2019, the Company entered into financing agreements to finance the purchase of trucks that the Company utilizes for research and development. The financing agreements consisted of a loan of $0.3 million, $0.4 million, and $0.5 million at an interest rate equal to 8.25% per annum, with a maturity date of March 5, 2023, February 14, 2024, and June 12, 2024, respectively. The Company makes equal monthly installment payments over the term of each financing arrangement which are allocated between interest and principal.

The Company entered into a financing agreement on August 2, 2016 to finance the purchase of trucks that the Company utilizes for research and development. The financing agreements consisted of a loan of $0.1 million at an interest rate equal to 12.5% per annum, with a maturity date of August 9, 2020. The Company makes equal monthly installment payments over the term of the financing arrangement, which is allocated between interest and principal.

Notes payable as of March 31, 2022 and December 31, 2021 are $1.0 million and $1.1 million, respectively.

The following table presents future payments of principal as of March 31, 2022 (in thousands):

Years Ended December 31,	Amounts
2022 (remaining nine months)	$273
2023	313
2024	176
2025	111
2026 and thereafter	125
Total future payments	$998

10.	CONVERTIBLE DEBT AND NOTES PAYABLE

On April 16, 2021, the Company entered into a $25 million note payable that the Company utilizes for operations and research and development. The note has an interest rate of 10%, with the unpaid principal and accrued interest being due on April 16, 2022. The note does not contain voluntary prepayment clause unless consented by the note holder, as defined in the agreement. The Company recorded $8.1 million of debt issuance costs related to embedded derivatives on April 16, 2021, which was accreted during the year ended December 31, 2021 as interest expense. Further, the Company recorded an impact of $4.3 million as additional mark to market expense for such derivative liability during the year ended December 31, 2021. Upon consummation of the merger described in Note 3, these notes were converted into 3,774,951 shares of Class A common stock. As a result of this conversion the company recorded $37.5 million to additional paid-in-capital with the offset to the convertible note and derivative balance as of the date of conversion. As of December 31, 2021, this note balance and the related derivative liability is no longer outstanding.

On February 18, 2021 and January 5, 2021, the Company entered into financing agreement to finance the purchase of trucks that the Company utilizes for research and development. The financing agreements consisted of a loan of $0.1 million and $0.1 million at an interest rate equal to 6.99% and 7.50% per annum, with a maturity date of April 1, 2026 and January 19, 2027, respectively. The Company makes equal monthly installment payments over the term of each financing arrangement which are allocated between interest and principal.

On February 19, 2018, January 28, 2019, and May 23, 2019, the Company entered into financing agreement to finance the purchase of trucks that the Company utilizes for research and development. The financing agreements consisted of a loan of $0.3 million, $0.4 million, and $0.5 million at an interest rate equal to 8.25% per annum, with a maturity date of March 5th, 2023, February 14, 2024, and June 12, 2024, respectively. The Company makes equal monthly installment payments over the term of each financing arrangement which are allocated between interest and principal.

The Company entered into financing agreement on August 2, 2016 to finance the purchase of trucks that the Company utilizes for research and development. The financing agreements consisted of a loan of $0.1 million at an interest rate equal to 12.50% per annum, with a maturity date of August 9, 2020. The Company makes equal monthly installment payments over the term of each financing arrangement which are allocated between interest and principal.

Notes payable as of December 31, 2021 and 2020, $1.1 million, and $0.8 million, respectively.

The following table presents future payments of principal as of December 31, 2021 (in thousands):

Fiscal year
2022	358
2023	313
2024	182
2025 and thereafter	227
Total future payments	$1,080